EARNINGS PER SHARE (Details) (USD $) In Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011	Jun. 30, 2010	Dec. 31, 2010
Net Income And Weighted Average Number Of Shares Used In Computation Of Basic And Diluted Earnings Per Share [Abstratc]
Net income attributable to Teva	$ 576	$ 797	$ 1,337	$ 1,510
Interest expense on convertible senior debentures, and issuance costs, net of tax benefits	0	11	0	22
Net income used for the computation of diluted earnings per share	$ 576	$ 808	$ 1,337	$ 1,532
Weighted average number of shares used in the computation of basic earnings per share	892	895	895	894
Additional shares from the assumed exercise of employee stock options and unvested RSU's	3	7	3	7
Weighted average number of additional shares issued upon the assumed conversion of convertible senior debentures	1	19	1	20
Weighted average number of shares used in the computation of diluted earnings per share	896	921	899	921
Ordinary And Special Shares Outstanding [Abstract]
Ordinary shares - issued	940		940		937
Treasury, shares	(50)		(50)		(40)